Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedges [abstract]
Summary Of Derivative Assets And Derivative Liabilities
(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

		December 31, 2023
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	317,018	—	—	—	—	—	—
Forwards	3,960,000	—	—	83,198	—	—	169,527
Swaps	138,734,758	—	698	367,333	512	135,263	213,885
Purchase options	150,000	—	—	6,556	—	—	—
Written options	400,000	—	—	—	—	—	15,359
Currency:
Futures	1,728	—	—	—	—	—	—
Forwards	97,713,561	—	—	1,935,832	—	—	885,870
Swaps	79,160,356	26,010	—	2,669,550	17,232	—	3,643,463
Purchase options	139,309	—	—	1,500	—	—	—
Written options	122,696	—	—	—	—	—	585
Equity:
Futures	480,311	—	—	—	—	—	—
Forwards	137	—	—	36	—	—	—
Swaps	461,112	—	—	126,028	—	—	1,994
Purchase options	16,444,709	—	—	608,296	—	—	—
Written options	16,887,247	—	—	—	—	—	1,012,341

Total	354,972,942	26,010	698	5,798,329	17,744	135,263	5,943,024

		December 31, 2024
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	449,127	—	—	—	—	—	—
Forwards	3,530,000	—	—	52,855	—	—	274,980
Swaps	138,816,980	—	10,102	308,333	180	102,635	199,761
Purchase options	50,000	—	—	81	—	—	—
Written options	360,000	—	—	—	—	—	10,595
Currency:
Futures	2,837	—	—	—	—	—	—
Forwards	111,927,474	—	—	5,638,032	—	—	1,805,299
Swaps	85,880,218	165,089	—	4,089,265	—	—	6,796,459
Purchase options	175,221	—	—	4,779	—	—	—
Written options	265,182	—	—	—	—	—	3,603
Equity:
Futures	—	—	—	—	—	—	—
Forwards	1,520	—	—	182	—	—	—
Swaps	7,698	—	—	—	—	—	1,401
Purchase options	1,767	—	—	1,005	—	—	—
Written options	—	—	—	—	—	—	—

Total	341,468,024	165,089	10,102	10,094,532	180	102,635	9,092,098

Summary Of The Nominal Amount Of Hedging Instruments
(3)	The nominal amount of the hedging instrument is as follows (Unit: USD, EUR, and Korean Won in millions):

	December 31, 2023
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	1,000,000,000	1,975,000,000	—	2,975,000,000
Interest rate swap (KRW)	240,000	—	20,000	260,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	—	140,000	—	140,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	270,000,000	—	270,000,000
Foreign currencies translation risk
Currency swap (USD)	—	100,000,000	—	100,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	400,000,000	463,959,317	—	863,959,317

	December 31, 2024
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	25,000,000	2,650,000,000	—	2,675,000,000
Interest rate swap (KRW)	—	—	155,000	155,000
Cash flow hedge
Interest rate risk Interest rate swap (KRW)	140,000	—	—	140,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	870,000,000	—	870,000,000
Foreign currencies translation risk
Currency swap (USD)	—	100,000,000	—	100,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	191,568,880	672,390,437	—	863,959,317

Summary Of Average Interest And Currency Rate Of Hedging Instrument
(4)	The average interest rate and average currency rate of the hedging instrument are as follows:

December 31, 2023
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.60% receipt and (C.SOFR) + 1.47% paid
Interest rate swap (KRW)	Fixed 4.13% receipt and CD 3M paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M SOFR+1.12% receipt, KRW 4.37% paid, USD/KRW = 1,293.97
Foreign currencies translation risk
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (USD/KRW)	1,306.12

December 31, 2024
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
Interest rate swap (KRW)	Fixed 4.52% receipt and CD 3M + 0.02% paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M SOFR+0.93% receipt, KRW 3.79% paid, USD/KRW = 1,344.45
Foreign currencies translation risk
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (USD/KRW)	1,363.09

Summary Of Amounts Related To Items Designated As Hedging Instruments
(5)	The amounts related to items designated as hedging instruments are as follows (Unit: USD, EUR, and Korean Won in millions):

	December 31, 2023
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap(USD)	2,975,000,000	698	135,263	Derivative assets (designated for hedging)	55,651
Interest rate Swap(KRW)	260,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	140,000	—	512	Derivative liabilities (designated for hedging)	(2,433)
Foreign currency translation risk and interest rate risk
Currency swap(USD)	270,000,000	7,356	17,232	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(913)
Foreign currency translation risk
Currency swap(USD)	100,000,000	10,956	—	Derivative assets (designated for hedging)	(5,644)
Currency swap(EUR)	194,780,000	7,698	—	Derivative assets (designated for hedging)	19,063
Hedges of net investment in foreign operations
Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,113,989	Foreign currency bond	(19,088)

	December 31, 2024
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap(USD)	2,675,000,000	10,102	102,635	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	5,265
Interest rate Swap(KRW)	155,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	140,000	—	180	Derivative assets (designated for hedging)	211
Foreign currency translation risk and interest rate risk
Currency swap(USD)	870,000,000	104,320	—	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	110,714
Foreign currency translation risk
Currency swap(USD)	100,000,000	29,861	—	Derivative assets (designated for hedging)	18,623
Currency swap(EUR)	194,780,000	30,908	—	Derivative assets (designated for hedging)	22,512
Hedges of net investment in foreign operations Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,270,020	Foreign currency denominated debentures	(156,015)

Summary OF Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting
(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	3,943,224	—	142,902	Debentures	(58,306)	—
Cash flow hedge
Interest rate risk
Debentures	—	179,945	—	—	Debentures	2,433	25
Foreign currencies translation risk and interest rate risk
Debentures	—	346,388	—	—	Debentures	22,914	(8,819)
Foreign currencies translation risk
Debentures	—	406,059	—	—	Debentures	(13,419)	(11,416)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,113,989	—	—	Foreign operations net asset	19,088	(34,750)

(*1)
The accumulated profit on debentures on foreign currency amounted to 141,818 million Won, and the accumulated loss on debentures on local currency amounted to 1,084 million Won, as of December 31, 2023.

(*2)	After tax amount

	December 31, 2024
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	3,952,047	—	129,306	Debentures	(17,417)	—
Cash flow hedge
Interest rate risk
Debentures	—	139,987	—	—	Debentures	(211)	(133)
Foreign currencies translation risk and interest rate risk
Debentures	—	1,275,768	—	—	Debentures	(110,714)	(7,825)
Foreign currencies translation risk
Debentures	—	444,345	—	—	Debentures	(41,134)	(7,479)
Hedges of net investment in foreign operations
Exchange rate risk
Foreign operations net asset	—	1,270,020	—	—	Foreign operations net asset	156,015	(149,577)

(*1)
The accumulated profit on debentures on foreign currency amounted to 124,647 million Won, and the accumulated loss on debentures on local currency amounted to 4,659 million Won, as of December 31, 2024.

(*2) After tax amount

Summary Of Amounts Recognized In Profit Or Loss Due To The Ineffective Portion of Fair Value Hedges
(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2022
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	10,146	Other net operating income(expense)

		For the year ended December 31, 2023
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(2,655)	Other net operating income(expense)

		For the year ended December 31, 2024
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(12,152)	Other net operating income(expense)

Summary Of Reclassification Of Profit Or Loss From Other Comprehensive Income And Equity Related To Cash Flow Hedges
(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2022
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	1,653	37	—	Other net operating income (expense)	220	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	58,253	—	(1,721)	Other net operating income (expense)	(53,743)	Other net operating income (expense)
	Foreign currencies translation risk	(969)	—	2,046	Other net operating income (expense)	(16,111)	Other net operating income (expense)

		For the year ended December 31, 2023
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(2,433)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(913)	—	(4,871)	Other net operating income (expense)	(11,683)	Other net operating income (expense)
	Foreign currencies translation risk	13,419	—	(3,521)	Other net operating income (expense)	(6,950)	Other net operating income (expense)

		For the year ended December 31, 2024
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	211	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	110,714	—	3,481	Other net operating income (expense)	(113,202)	Other net operating income (expense)
	Foreign currencies translation risk	41,135	—	980	Other net operating income (expense)	(37,955)	Other net operating income (expense)

Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Table Text Block]
(9)	The amounts recognized in profit or loss and other comprehensive income related to the hedging of net investments in foreign operations are as follows (Unit: Korean Won in millions):

		For the years ended December 31, 2023
		Other comprehensive income
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	(19,088)	5,039	(14,049)

For the years ended December 31, 2023
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—

		For the years ended December 31, 2024
		Other comprehensive income
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	(156,015)	41,188	(114,827)

For the years ended December 31, 2024
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—